Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 9 — FAIR VALUE MEASUREMENTS

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

At September 30, 2023, assets held in the Trust Account were comprised of $10,911,743 of mutual funds invested in U.S. Treasury securities with dividends reinvested. At December 31, 2022, assets held in the Trust Account were comprised of $775,917 of mutual funds invested in U.S. Treasury securities with dividends reinvested and $19,376,793 held in the trust’s cash operating account. During the nine months ended September 30, 2023, the Company had withdrawn $10,781,567 from the Trust Account in connection with the redemption of common stock. During the year ended December 31, 2022, the Company had withdrawn $988,872 of interest earned from the Trust Account to pay taxes and $258,680,733 from the Trust Account in connection with the redemption of common stock.

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2023 and December 31, 2022 and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		Level	Fair Value
Assets:
September 30, 2023	Investments and cash held in Trust Account – Mutual Fund	1	$10,911,743

Liabilities:
September 30, 2023	Warrant Liabilities – Public Warrants	2	$276,000
September 30, 2023	Warrant Liabilities – Private Placement Warrants	3	$112,800
		Level	Fair Value
Assets:
December 31, 2022	Investments and cash held in Trust Account – Mutual Funds(1)	1	$775,917

Liabilities:
December 31, 2022	Warrant Liabilities – Public Warrants	2	$414,000
December 31, 2022	Warrant Liabilities – Private Placement Warrants	3	$169,200

____________

(1)      As of December 31, 2022, $19,376,793 of mutual funds held in the Trust Account was deposited into the cash operating account maintained by the Trustee.

The Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities in the accompanying condensed balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within the change in fair value of warrant liabilities in the condensed unaudited statements of operations.

The Private Placement Warrants were valued using the Black-Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement. The Black-Scholes model’s primary unobservable input utilized in determining the fair value of the Private Placement Warrants is the expected volatility of the common stock. The expected volatility as of the Initial Public Offering date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The Public Warrants were initially valued using a binomial/lattice model, which is considered to be a Level 3 fair value measurement, that assumes the optimal exercise of the Company’s redemption option at the earliest possible date. For periods subsequent to the detachment of the warrants from the Units, the close price of the Public Warrants was used as the fair value of the Public Warrants as of each relevant date. The measurement of the Public Warrants after the detachment of the Public Warrants from the Units is classified as Level 1 due to the use of an observable market quote in an active market. As of the period ended September 30, 2023, the warrants are currently classified as Level 2 securities.

The key inputs to both models for the Private Warrants were as follows:

Input	September 30, 2023	December 31, 2022
Asset Price	$10.85	$10.09
Exercise Price	$11.50	$11.50
Merger Announcement Date	12/18/2022	12/18/2022
Expected Merger Date	01/20/2024	07/20/2023
Expiration Date	01/20/2029	07/20/2028
Call Price	N/A	N/A
Contractual Term	5.3	5.6
Risk-Free Rate	4.6%	4.0%
Volatility	12.0%	6.6%
Dividend Yield	0.0%	0.0%
Steps	N/A	N/A

The following table presents the changes in the fair value of Level 3 warrant liabilities for the comparable period:

	Private Placement	Warrant Liabilities
Fair value as of December 31, 2022	$169,200	$169,200
Change in fair value	—	—
Fair value as of March 31, 2023	$169,200	$169,200
Change in fair value	—	—
Fair value as of June 30, 2023	$169,200	$169,200
Change in fair value	(56,400)	(56,400)
Fair value as of September 30, 2023	$112,800	$112,800

The following table presents the changes in the fair value of Level 3 warrant liabilities:

	Private Placement	Warrant Liabilities
Fair value as of December 31, 2021	$2,932,800	$2,932,800
Change in fair value	(1,974,000)	(1,974,000)
Fair value as of March 31, 2022	958,800	958,800
Change in fair value	(282,000)	(282,000)
Fair value as of June 30, 2022	676,800	676,800
Change in fair value	(394,800)	(394,800)
Fair value as of September 30, 2022	$282,000	$282,000

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. There were no transfers to/from during the nine months ended September 30, 2023.

NOTE 10 — FAIR VALUE MEASUREMENTS

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on assessment of the assumptions that market participants would use in pricing the asset or liability.

At December 31, 2022, assets held in the Trust Account were comprised of $775,917 of mutual funds invested in U.S. Treasury securities with dividends reinvested and $19,376,793 held in the trustee’s cash operating account. As of December 31, 2021, assets held in the Trust Account were comprised of $276,026,092 of mutual funds invested in U.S. Treasury securities with dividends reinvested. During the year ended December 31, 2022, the Company had withdrawn $988,872 of interest earned from Trust Account to pay taxes and $258,680,733 from Trust Account in connection with the redemption of common stock. During the year ended December 31, 2021, the Company did not withdraw any interest income from the Trust Account.

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2022 and 2021 and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Held to Maturity	Level	Fair Value
Assets:
December 31, 2022	Investments held in Trust Account – Mutual Funds(1)	1	$775,917

Liabilities:
December 31, 2022	Warrant Liabilities – Public Warrants	2	$414,000
December 31, 2022	Warrant Liabilities – Private Placement Warrants	3	$169,200
	Held to Maturity	Level	Fair Value
Assets:
December 31, 2021	Investments held in Trust Account – Mutual Funds	1	$276,026,092

Liabilities:
December 31, 2021	Warrant Liabilities – Public Warrants	2	$6,900,000
December 31, 2021	Warrant Liabilities – Private Placement Warrants	3	$2,932,800

(1)      As of December 31, 2022, $19,376,793 of mutual funds held in the Trust Account was deposited into the cash operating account maintained by the trustee.

The Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities in the accompanying balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within the change in fair value of warrant liabilities in the statements of operations.

The Private Placement Warrants were valued using the Black-Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement. The Black-Scholes model’s primary unobservable input utilized in determining the fair value of the Private Placement Warrants is the expected volatility of the common stock. The expected volatility as of the Initial Public Offering date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The Public Warrants were initially valued using a binomial/lattice model, which is considered to be a Level 3 fair value measurement, that assumes the optimal exercise of the Company’s redemption option at the earliest possible date. For periods subsequent to the detachment of the warrants from the Units, the close price of the Public Warrants was used as the fair value of the Public Warrants as of each relevant date. The measurement of the Public Warrants after the detachment of the Public Warrants from the Units is classified as Level 1 due to the use of an observable market quote in an active market. During the three months ended June 30, 2022, as a result of the recent decline in trading volume within the last two weeks of the quarter ended June 30, 2022, the warrants were transferred to and are currently classified as Level 2 securities.

The key inputs to both models for the Private Warrants were as follows:

Input	December 31, 2022	December 31, 2021
Asset Price	$10.09	$9.77
Exercise Price	$11.50	$11.50
Expected Merger Announcement Date	12/18/2022	3/31/2022
Expected Merger Date	07/20/2023	9/30/2022
Expiration Date	07/20/2028	9/30/2027
Call Price	N/A	N/A
Contractual Term	5.6	5.5
Risk-Free Rate	4.0%	1.3%
Volatility	6.6%	20.4%
Dividend Yield	0.0%	0.0%
Steps	N/A	N/A

The following table presents the changes in the fair value of Level 3 warrant liabilities for the years ended December 31, 2022 and 2021:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2021	$2,932,800	$—	$2,932,800
Change in fair value	(2,763,600)	—	(2,763,600)
Fair value as of December 31, 2022	$169,200	$—	$169,200
Fair value as of December 31, 2020	$—	$—	$—
Initial measurement on January 20, 2021	8,798,400	18,078,000	26,876,400
Change in fair value	(5,865,600)	(11,178,000)	(17,043,600)
Transfers to Level 1	—	(6,900,000)	(6,900,000)
Fair value as of December 31, 2021	$2,932,800	$—	$2,932,800

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. There was a transfer of $6,900,000 from Level 3 to Level 1 in the fair value hierarchy for Public Warrants during the year ended December 31, 2021. The estimated fair value of the Public Warrants transferred from a Level 1 measurement to a Level 2 fair value measurement during the year ended December 31, 2022 was $414,000.